Long Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [Abstract]
LONG TERM LIABILITIES TO BANKS AND OTHERS
Note 13:-	Long term Liabilities to Banks and Others

a.	Long term liabilities to banks and others are comprised of the following as of the below dates:

Interest rate	Currency	Long-term liabilities	Current maturities	Long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
%		December 31, 2021			December 31, 2020
1.4-5	NIS (Unlinked)	231,259	85,280	$145,979	$180,116
Libor +2.1	NIS Linked to USD	15,200	3,950	11,250	200
		246,459	89,230	$157,229	$180,316

b.	Maturity dates:

	December 31,
	2021	2020
First year (current maturities)	$89,230	$76,656
Second year	76,627	69,500
Third year	51,835	60,310
Fourth year	22,716	38,162
Fifth year and thereafter	6,051	12,344
	$246,459	$256,972

c.	Details of liens, guarantees and credit facilities are described in Note 19.